Trade Payables (Tables)	12 Months Ended
Dec. 31, 2015
Trade Payables	Trade payables are summarized as follows:

	December 31
	2015	2014
	(Millions of yen)
Notes	¥16,706	¥14,112
Accounts	261,549	296,102

	¥278,255	¥310,214